Identification and Activities of the Company and Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of Identification and Activities of the Company and Subsidiaries [Abstract]
Disclosure of information about employees [text block]
As of December 31, 2017, and December 31, 2016, the workforce was as follows:

	12/31/2017			12/31/2016
Employees	SQM S.A	Other subsidiaries	Total	SQM S.A.	Other subsidiaries	Total
Executives	43	77	120	31	72	103
Professionals	143	942	1,085	119	919	1,038
Technicians and operators	248	3,177	3,425	262	3,076	3,338
Foreign employees	19	272	291	8	264	272
Overall total	453	4,468	4,921	420	4,331	4,751

Schedule of Shareholders stock and Ownership Percentage [Text Block]
The information below is taken from our records and reports controlled in the Central Securities Depository and reported to the Financial Markets Commission (CMF), which was formerly the Superintendence of Securities and Insurance (SVS) and the Chilean Stock Exchange, whose main shareholders are as follows:

Shareholder as of December 31, 2017	No. of Series A with ownership	% of Series A shares	No. of Series B with ownership	% of Series B shares	% of total shares
The Bank of New York Mellon, ADRs	-	-	54,599,961	45.36%	20.74%
Sociedad de Inversiones Pampa Calichera S.A.(*)	44,894,152	31.43%	7,007,688	5.82%	19.72%
Inversiones El Boldo Limitada	29,330,326	20.54%	16,363,546	13.59%	17.36%
Inversiones RAC Chile Limitada	19,200,242	13.44%	2,202,773	1.83%	8.13%
Potasios de Chile S.A.(*)	18,179,147	12.73%	-	-	6.91%
Inversiones PCS Chile Limitada	15,526,000	10.87%	1,600,000	1.33%	6.51%
Inversiones Global Mining (Chile) Limitada (*)	8,798,539	6.16%	-	-	3.34%
Banco de Chile por Cuenta de Terceros no Residentes	-	-	8,394,289	6.97%	3.19%
Banco Itau por Cuenta de Inversionistas	19,125	0.01%	7,017,504	5.63%	2.67%
Banco Santander por cuenta de inversionistas extranjeros	-	-	4,593,336	3.82	1.75%

(*) Total Pampa Group
29.97
%

Shareholder as of December 31, 2016	No. of Series A with ownership	% of Series A shares	No. of Series B with ownership	% of Series B shares	% of total shares
The Bank of New York Mellon, ADRs	-	-	59,373,011	49.32%	22.56%
Sociedad de Inversiones Pampa Calichera S.A.(*)	44,894,152	31.43%	7,007,688	5.82%	19.72%
Inversiones El Boldo Limitada	29,330,326	20.54%	16,363,546	13.59%	17.36%
Inversiones RAC Chile Limitada	19,200,242	13.44%	2,202,773	1.83%	8.13%
Potasios de Chile S.A.(*)	18,179,147	12.73%	-	-	6.91%
Inversiones PCS Chile Limitada	15,526,000	10.87%	1,600,000	1.33%	6.51%
Banco de Chile on behalf of non-resident third parties	-	-	8,962,355	7.45%	3.41%
Inversiones Global Mining (Chile) Limitada (*)	8,798,539	6.16%	-	-	3.34%
Banco Itaú on behalf of investors	20,950	0.01%	6,502,217	5.40%	2.48%
Inversiones La Esperanza Limitada	3,711,598	2.60%	46,500	0.04%	1.43%

(*) Total Pampa Group
29.97
%